The Nature of Expenses - Employee benefits expense summarized by function (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Employee benefits expense	$ 146,809	$ 103,357	$ 95,117
Cost of Revenues [Member]
IFRS Statement [Line Items]
Employee benefits expense	7,856	5,579	5,597
Operating Expenses [Member]
IFRS Statement [Line Items]
Employee benefits expense	$ 138,953	$ 97,778	$ 89,520